Consolidated Statements Of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2015	$ 810,529,000	$ 3,022,000	$ 851,315,000	$ (10,257,000)	$ (33,551,000)
Balance, shares at Dec. 31, 2015		302,225,923
Comprehensive income (loss):
Net income (loss)	(235,843,000)				(235,843,000)
Other comprehensive income:
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	125,000			125,000
Foreign currency translation adjustments, net of tax of ($288), $0, and $0, respectively	2,574,000			2,574,000
Other comprehensive (loss) income, net of tax:	2,699,000			2,699,000
Allocated Share-based Compensation Expense	0
Dividends - Related Party	0
Repayments of Related Party Debt	0
Payments of Dividends	0
Balance at Dec. 31, 2016	577,385,000	$ 3,022,000	851,315,000	(7,558,000)	(269,394,000)
Balance, shares at Dec. 31, 2016		302,225,923
Comprehensive income (loss):
Net income (loss)	7,983,000				7,983,000
Other comprehensive income:
Unrealized losses on securities, net of tax	4,819,000			4,819,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	0			0
Foreign currency translation adjustments, net of tax of ($288), $0, and $0, respectively	23,028,000			23,028,000
Other comprehensive (loss) income, net of tax:	27,847,000			27,847,000
Allocated Share-based Compensation Expense	0
Dividends - Related Party	0
Repayments of Related Party Debt	0
Payments of Dividends	0
Balance at Dec. 31, 2017	$ 613,215,000	$ 3,022,000	851,315,000	20,289,000	(261,411,000)
Balance, shares at Dec. 31, 2017	38,097,525	302,225,923
Comprehensive income (loss):
Net income (loss)	$ 854,219,000
Other comprehensive income:
Unrealized losses on securities, net of tax	(6,866,000)			(6,866,000)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(832,000)			(832,000)
Foreign currency translation adjustments, net of tax of ($288), $0, and $0, respectively	(18,391,000)
Other comprehensive (loss) income, net of tax:	(26,089,000)			(26,089,000)
Stock Repurchased and Retired During Period, Shares		(11,688,311)
Stock Repurchased and Retired During Period, Value	$ (225,000,000)	$ (117,000)	(32,844,000)		(192,039,000)
Granted	979,790
Allocated Share-based Compensation Expense	$ 1,151,000		1,151,000		0
Dividends - Related Party	(1,488,649,000)				(1,488,649,000)
Repayments of Related Party Debt	(750,000,000)				750,000,000
Payments of Dividends	(55,616,000)				(55,616,000)
Balance at Dec. 31, 2018	$ (1,076,769,000)	$ 2,905,000	$ 819,622,000	$ (5,800,000)	$ (1,893,496,000)
Balance, shares at Dec. 31, 2018		290,537,612